Equity-Based Compensation (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Feb. 11, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 08, 2012 Enumerated	Feb. 03, 2011 Enumerated	Feb. 02, 2010 Enumerated	Jul. 02, 2007 Enumerated
Equity-Based Compensation (Textual) [Abstract]
Intrinsic value of share options exercised
Aggregate market-based restricted stock unit								25,000
Equity-Based Compensation (Additional Textual) [Abstract]
Number of Equity Based Compensation Plan		5
Tax benefit related to the equity-based compensation plans recognized in income		1,600,000	1,500,000	1,600,000
Stock Options [Member]
Equity-Based Compensation (Textual) [Abstract]
Stock options exercisable cumulative annual installments period		10 years
Stock option exercises, commencement period from date of grant		P1Y
Intrinsic value of share options exercised		300,000	200,000	30,000
Fair value of stock options vested				100,000
Stock option granted during the period		0	0	0
Stock Options [Member] | Minimum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting period		4 years
Stock Options [Member] | Maximum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting period		10 years
Service Based Restricted Stock Units [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting period		3 years
Grant date fair value of RSU		$ 9.83	$ 11.13	$ 8.10
Total intrinsic value of RSUs converted		2,700,000	3,100,000	3,100,000
Number of shares issuable, against each unit of RSU		1
Compensation expense		2,900,000	2,400,000	2,800,000
Unrecognized compensation cost		1,900,000
Weighted average period		1 year 3 months 18 days
Number of shares underlying in each RSU unit		1
Total fair value of RSUs vested		2,600,000	3,000,000
Service Based Restricted Stock Units [Member] | Non employee directors [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting period		1 month
Performance Based Restricted Stock Units [Member]
Equity-Based Compensation (Textual) [Abstract]
Compensation expense		242,000	391,000	357,000
Unrecognized compensation cost		578,000
Weighted average period		1 year
Units awarded		49,320
Target based Vesting of performance-based restricted stock unit						53,200	78,000
Performance Based Restricted Stock Units [Member] | Minimum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting performance-based restricted stock unit		0.00%			0.00%	0.00%	0.00%
Performance Based Restricted Stock Units [Member] | Maximum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting performance-based restricted stock unit		200.00%			200.00%	200.00%	200.00%
Performance Based Restricted Stock Units [Member] | Dependant upon achievement of sales growth targets [Member]
Equity-Based Compensation (Textual) [Abstract]
Target based Vesting of performance-based restricted stock unit					45,850
Performance Based Restricted Stock Units [Member] | Dependant upon achievement of free cash flow targets [Member]
Equity-Based Compensation (Textual) [Abstract]
Target based Vesting of performance-based restricted stock unit					39,300
Market Based Restricted Stock Units [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting period		3 years
Compensation expense		918,000	952,000	852,000
Unrecognized compensation cost		$ 327,000
Weighted average period		1 year
Stockholder return rates					28	28	28	32
Target based Vesting of market-based restricted stock unit					45,850	79,800	117,000
Units awarded	80,940	67,130	0
Earned and awarded performance and market-based restricted stock unit		8,334	0	12,500
Market Based Restricted Stock Units [Member] | Minimum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting market-based restricted stock unit					0.00%	0.00%	0.00%	0.00%
Market Based Restricted Stock Units [Member] | Maximum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting market-based restricted stock unit					200.00%	200.00%	200.00%	150.00%